Earnings Per Share - Schedule of Loss Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss attributable to ordinary shareholders:
Loss for the year, attributable to equity holders of the parent, Basic	$ (100,929)	$ (240,980)	$ (132,807)
Loss attributable to ordinary shareholders, Basic	(100,929)	(240,980)	(132,807)
Loss for the year, attributable to equity holders of the parent, Diluted	(100,929)	(240,980)	(132,807)
Loss attributable to ordinary shareholders, Diluted	$ (100,929)	$ (240,980)	$ (132,807)
Weighted-average number of ordinary shares:
Issued ordinary shares at January 1, Basic	132,204,201	132,188,281	133,597,362
Effect of shares issued, Basic	31,051,583	4,599	(1,839,624)
Weighted-average number of ordinary shares, Basic	163,255,784	132,192,880	131,757,738
Issued ordinary shares at January 1, Diluted	132,204,201	132,188,281	133,597,362
Effect of shares issued, Diluted	31,051,583	4,599	(1,839,624)
Weighted-average number of ordinary shares, Diluted	163,255,784	132,192,880	131,757,738
Loss per share:
Loss per share, Basic	$ (0.62)	$ (1.82)	$ (1.01)
Loss per share:
Loss per share, Diluted	$ (0.62)	$ (1.82)	$ (1.01)